UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22819

                       ETFis Series Trust I
(Exact name of registrant as specified in charter)

1540 Broadway, 16th Floor

                               New York, New York 10036
(Address of principal executive offices) (Zip code)

ETFis Series Trust I

c/o Corporation Service Company

                       2711 Centerville Road, Suite 400, Wilmington, DE 19808
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 593-4383

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments - BioShares Biotechnology Clinical Trials Fund

January 31, 2017 (Unaudited)

Security Description	Shares	Value
Common Stocks - 100.0%
Health Care - 100.0%
Acceleron Pharma, Inc.*	9,233	$224,177
Achaogen, Inc.*(1)	18,654	301,262
Achillion Pharmaceuticals, Inc.*(1)	66,097	275,625
Aduro Biotech, Inc.*(1)	24,325	288,251
Advaxis, Inc.*	32,804	293,924
Agenus, Inc.*(1)	63,121	252,484
Agios Pharmaceuticals, Inc.*(1)	5,015	215,796
Aimmune Therapeutics, Inc.*(1)	11,870	216,984
Alder Biopharmaceuticals, Inc.*(1)	12,332	253,423
Alnylam Pharmaceuticals, Inc.*(1)	6,165	246,538
Amicus Therapeutics, Inc.*(1)	45,533	250,432
Aquinox Pharmaceuticals, Inc. (Canada)*(1)	17,207	310,758
Array BioPharma, Inc.*(1)	30,477	331,285
Atara Biotherapeutics, Inc.*(1)	16,966	228,193
Avexis, Inc.*(1)	5,315	296,471
Axovant Sciences Ltd.*	21,224	259,994
BeiGene Ltd. (China)*(2)	9,202	320,598
Bellicum Pharmaceuticals, Inc.*(1)	16,859	225,573
BioCryst Pharmaceuticals, Inc.*(1)	48,432	305,122
Bluebird Bio, Inc.*(1)	3,860	287,570
Blueprint Medicines Corp.*(1)	10,174	346,730
Cara Therapeutics, Inc.*(1)	30,830	472,316
Celldex Therapeutics, Inc.*(1)	71,605	233,432
Cempra, Inc.*	37,782	119,013
Clovis Oncology, Inc.*(1)	7,423	481,010
CoLucid Pharmaceuticals, Inc.*	7,600	352,260
Corbus Pharmaceuticals Holdings, Inc.*	30,974	207,526
Cytokinetics, Inc.*(1)	23,678	247,435
Epizyme, Inc.*(1)	24,105	253,103
Esperion Therapeutics, Inc.*(1)	21,674	262,689
FibroGen, Inc.*	13,090	296,489
Five Prime Therapeutics, Inc.*(1)	5,356	245,358
Geron Corp.*(1)	130,572	271,590
Global Blood Therapeutics, Inc.*(1)	16,546	267,218
Immunomedics, Inc.*(1)	71,412	321,354
Inovio Pharmaceuticals, Inc.*(1)	38,381	253,315
Insmed, Inc.*	20,826	307,600
Intra-Cellular Therapies, Inc.*	17,444	251,891
Juno Therapeutics, Inc.*(1)	14,898	317,923
Karyopharm Therapeutics, Inc.*(1)	28,891	299,022
Kite Pharma, Inc.*(1)	5,593	285,075
La Jolla Pharmaceutical Co.*(1)	15,083	293,364
Lexicon Pharmaceuticals, Inc.*(1)	17,274	247,536
Lion Biotechnologies, Inc.*(1)	37,517	271,998
Loxo Oncology, Inc.*(1)	9,906	388,612
MacroGenics, Inc.*	13,446	248,348
Minerva Neurosciences, Inc.*	19,804	209,922
MyoKardia, Inc.*(1)	19,878	222,634
Neurocrine Biosciences, Inc.*	6,162	264,411
NewLink Genetics Corp.*(1)	24,779	301,560
Novavax, Inc.*	206,487	270,498
OncoMed Pharmaceuticals, Inc.*	34,370	283,896
Paratek Pharmaceuticals, Inc.*	19,233	290,418
Portola Pharmaceuticals, Inc.*	14,626	398,559
Proteostasis Therapeutics, Inc.*(1)	25,441	375,255
Prothena Corp. PLC (Ireland)*(1)	5,047	247,101
PTC Therapeutics, Inc.*(1)	21,603	282,999
Puma Biotechnology, Inc.*(1)	7,754	251,230
Radius Health, Inc.*(1)	6,453	280,835

Security Description	Shares	Value
Common Stocks (continued)
Reata Pharmaceuticals, Inc. Class A*	12,286	$305,921
Rigel Pharmaceuticals, Inc.*	106,977	222,512
Sage Therapeutics, Inc.*(1)	5,555	266,529
Seres Therapeutics, Inc.*	29,630	293,041
Spark Therapeutics, Inc.*(1)	5,102	321,732
Synergy Pharmaceuticals, Inc.*(1)	58,158	411,177
TG Therapeutics, Inc.*(1)	53,813	258,302
Trevena, Inc.*(1)	47,736	333,197
Ultragenyx Pharmaceutical, Inc.*	3,780	283,538
Xencor, Inc.*	10,802	257,412
ZIOPHARM Oncology, Inc.*(1)	42,483	251,499
Total Common Stocks
(Cost $23,236,016)		19,810,845
SECURITIES LENDING COLLATERAL - 27.2%
Money Market Fund - 27.2%
Dreyfus Government Cash Management Fund 0.47%(3)(4)
(Cost $5,379,676)	5,379,676	5,379,676
TOTAL INVESTMENTS- 127.2%
(Cost $28,615,692)		25,190,521
Liabilities in Excess of Other Assets - (27.2)%		(5,386,487)
Net Assets - 100.0%		$19,804,034

*	Non-income producing security.
(1)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $5,896,658; total market value of collateral held by the Fund was $5,779,178. Market value of the collateral held includes non-cash U.S. Treasury securities has a value of $399,502.
(2)	American Depositary Receipts.
(3)	The rate shown reflects the seven day yield as of January 31, 2017.
(4)	Represents securities purchased with cash collateral received for securities on loan.

See Notes to the Schedules of Investments

Schedule of Investments - BioShares Biotechnology Products Fund

January 31, 2017 (Unaudited)

Security Description	Shares	Value
Common Stocks - 100.0%
Health Care - 100.0%
ACADIA Pharmaceuticals, Inc.*(1)	39,499	$1,366,270
Acorda Therapeutics, Inc.*	47,588	975,554
Alexion Pharmaceuticals, Inc.*	8,678	1,134,041
Amgen, Inc.	6,625	1,038,005
Arena Pharmaceuticals, Inc.*	684,084	1,053,489
ARIAD Pharmaceuticals, Inc.*	78,618	1,872,681
Biogen, Inc.*	3,441	953,983
BioMarin Pharmaceutical, Inc.*	11,510	1,008,621
Celgene Corp.*	8,506	987,972
Enanta Pharmaceuticals, Inc.*(1)	30,941	1,024,921
Exelixis, Inc.*(1)	60,360	1,093,723
Gilead Sciences, Inc.	13,011	942,647
Halozyme Therapeutics, Inc.*(1)	89,716	1,036,220
Incyte Corp.*	9,618	1,165,798
Intercept Pharmaceuticals, Inc.*(1)	9,443	1,036,369
Ionis Pharmaceuticals, Inc.*(1)	20,818	926,401
Ironwood Pharmaceuticals, Inc.*(1)	62,945	905,149
Keryx Biopharmaceuticals, Inc.*(1)	174,970	873,100
Ligand Pharmaceuticals, Inc.*(1)	9,173	972,430
Medicines Co. (The)*(1)	26,878	968,952
Merrimack Pharmaceuticals, Inc.*(1)	189,077	588,029
Momenta Pharmaceuticals, Inc.*	69,129	1,306,538
Nektar Therapeutics*	80,877	979,420
Omeros Corp.*(1)	95,639	926,742
Progenics Pharmaceuticals, Inc.*(1)	109,697	978,497
Regeneron Pharmaceuticals, Inc.*	2,582	927,687
Retrophin, Inc.*(1)	49,109	963,519
Sarepta Therapeutics, Inc.*	32,858	1,020,570
Seattle Genetics, Inc.*(1)	15,661	943,419
TESARO, Inc.*(1)	7,614	1,239,864
Theravance Biopharma, Inc. (Cayman Islands)*(1)	31,828	953,567
United Therapeutics Corp.*	7,134	1,167,336
Vanda Pharmaceuticals, Inc.*	61,568	871,187
Vertex Pharmaceuticals, Inc.*	12,576	1,079,901
Total Common Stocks
(Cost $34,354,088)		35,282,602
SECURITIES LENDING COLLATERAL - 23.5%
Money Market Fund - 23.5%
Dreyfus Government Cash Management Fund 0.47%(2)(3)
(Cost $8,276,788)	8,276,788	8,276,788
TOTAL INVESTMENTS- 123.5%
(Cost $42,630,876)		43,559,390
Liabilities in Excess of Other Assets - (23.5)%		(8,290,288)
Net Assets - 100.0%		$35,269,102

*	Non-income producing security.
(1)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $10,359,053; total market value of collateral held by the Fund was $10,151,484. Market value of the collateral held includes non-cash U.S. Treasury securities has a value of $1,874,696.
(2)	The rate shown reflects the seven day yield as of January 31, 2017.
(3)	Represents securities purchased with cash collateral received for securities on loan.

See Notes to the Schedules of Investments

Schedule of Investments - iSectors Post-MPT Growth ETF

January 31, 2017 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 99.0%
Equity Funds - 99.0%
iShares North American Tech ETF	19,512	$ 2,531,682
iShares U.S. Energy ETF	20,880	838,123
iShares U.S. Financials ETF	15,343	1,564,065
iShares U.S. Utilities ETF	22,627	2,791,493
ProShares Ultra Oil & Gas	30,010	1,217,206
Vanguard Health Care ETF	2,960	385,214
Vanguard REIT ETF	3,185	262,349
Total Equity Funds		9,590,132
Total Exchange Traded Funds
(Cost $9,328,883)		9,590,132

Money Market Fund 1.1%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class 0.37%(1) (Cost $111,038)	111,038	111,038
TOTAL INVESTMENTS - 100.1%
(Cost $9,439,921)		9,701,170
Liabilities in Excess of Other Assets - (0.1)%		(7,244)
Net Assets - 100.0%		$9,693,926

(1)	The rate shown reflects the seven day yield as of January 31, 2017.

See Notes to the Schedules of Investments

Schedule of Investments - Tuttle Tactical Management Multi-Strategy Income ETF

January 31, 2017 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 71.6%
Equity Funds - 48.4%
ALPS Sector Dividend Dogs ETF	19,142	$ 817,555
First Trust Utilities AlphaDEX Fund	24,356	663,214
iShares Mortgage Real Estate Capped ETF	17,315	738,138
iShares S&P 500 Value ETF	8,715	888,669
iShares Select Dividend ETF	8,903	799,133
iShares U.S. Real Estate ETF	15,236	1,173,781
SPDR S&P Dividend ETF	31,728	2,734,319
Vanguard Dividend Appreciation ETF	13,488	1,169,140
Wisdomtree Emerging Markets High Dividend Fund	20,683	810,153
Total Equity Funds		9,794,102
Debt Funds - 23.2%
iShares 20+ Year Treasury Bond ETF	10,180	1,222,618
iShares JPMorgan USD Emerging Markets Bond ETF	10,861	1,217,844
iShares U.S. Preferred Stock ETF	25,249	961,987
ProShares Short 20+ Year Treasury*	54,292	1,288,349
Total Debt Funds		4,690,798
TOTAL INVESTMENTS - 71.6%
(Cost $14,375,706)		14,484,900
Other Assets in Excess of Liabilities - 28.4%		5,757,029
Net Assets - 100.0%		$20,241,929

*	Non-income producing security.

See Notes to the Schedules of Investments

Schedule of Investments - Tuttle Tactical Management U.S. Core ETF

January 31, 2017 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 80.8%
Equity Funds - 73.8%
Energy Select Sector SPDR Fund	17,739	$ 1,293,173
Financial Select Sector SPDR Fund	36,497	850,745
First Trust Cloud Computing ETF	44,590	1,627,535
First Trust Dow Jones Internet Index Fund*	17,502	1,493,621
First Trust Industrials/Producer Durables AlphaDEX Fund	36,173	1,221,200
iShares Russell 2000 ETF	8,408	1,137,014
iShares Transportation Average ETF	6,259	1,035,239
iShares US Telecommunications ETF	32,743	1,162,049
PowerShares QQQ Trust Series 1	47,295	5,891,538
ProShares Short Russell2000*	24,656	1,202,227
ProShares Short S&P500*	130,556	4,685,655
SPDR S&P Metals & Mining ETF	37,924	1,266,282
SPDR S&P Oil & Gas Exploration & Production ETF	19,844	795,347
SPDR S&P Regional Banking ETF	13,533	749,728
SPDR S&P Retail ETF	20,510	886,032
SPDR S&P500 ETF Trust	78,341	17,824,928
VanEck Vectors Gold Miners ETF	18,864	451,416
Total Equity Funds		43,573,729
Debt Fund - 7.0%
iShares Short Treasury Bond ETF	37,334	4,120,180
TOTAL INVESTMENTS- 80.8%
(Cost $47,408,046)		47,693,909
Other Assets in Excess of Liabilities - 19.2%		11,341,295
Net Assets - 100.0%		$59,035,204

*	Non-income producing security.

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Cumberland Municipal Bond ETF

January 31, 2017 (Unaudited)

Investments	Principal	Value
MUNICIPAL BONDS – 33.9%
ALABAMA – 0.9%
Tuscaloosa City Board of Education, 4.00%, 08/01/46 (Call 08/01/26)	$225,000	$226,415

ARIZONA – 1.0%
Arizona Department of Transportation State Highway Fund Revenue, Series A, 5.25%, 07/01/29 (Call 07/01/21)	200,000	230,324

CALIFORNIA – 1.6%
California Health Facilities Financing Authority, Series A, 5.00%, 08/15/52 (Call 08/15/23)	200,000	216,048
State of California, 5.00%, 10/01/41 (Call 10/01/21)	150,000	166,188
Total California		382,236
COLORADO – 1.1%
Denver City & County School District No 1, 4.00%, 12/01/41 (Call 12/01/26)	250,000	257,997

CONNECTICUT – 1.1%
City of New Haven CT, Series A, (BAM-TCRS Insured), 4.50%, 03/01/26 (Call 03/01/21)	225,000	251,033

DISTRICT OF COLUMBIA – 1.1%
District of Columbia, Series G, 5.00%, 12/01/36 (Call 12/01/21)	225,000	254,250

FLORIDA – 3.1%
City of Port St Lucie FL, (BAM Insured), 3.00%, 07/01/41 (Call 07/01/26)	250,000	207,330
City of Tampa FL, Series A, 4.00%, 11/15/46 (Call 05/15/26)	200,000	198,270
County of Miami-Dade FL Aviation Revenue, Series A, (AGC Insured), 5.50%, 10/01/24 (Call 10/01/18)	200,000	213,928
Orange County School Board, Series A, (AGC Insured), 5.50%, 08/01/34 (Call 08/01/19)	100,000	110,354
Total Florida		729,882
GEORGIA – 1.0%
State of Georgia, Series C-1, 4.00%, 07/01/25	200,000	227,174

MARYLAND – 1.9%
City of Baltimore MD, Series C, 3.00%, 07/01/19	185,000	192,255
University System of Maryland, Series A, 4.00%, 04/01/37 (Call 04/01/27)	250,000	262,973
Total Maryland		455,228

Investments	Principal	Value
MUNICIPAL BONDS (continued)

MASSACHUSETTS – 2.7%
Commonwealth of Massachusetts, (NATL Insured), 5.25%, 01/01/21	$160,000	$181,728
Commonwealth of Massachusetts, Series B, 5.00%, 08/01/25 (Call 08/01/20)	200,000	224,544
Massachusetts School Building Authority, Series B, 5.00%, 10/15/41 (Call 10/15/21)	200,000	224,868
Total Massachusetts		631,140
MICHIGAN – 1.0%
Michigan Finance Authority, 4.00%, 12/01/46 (Call 06/01/27)	250,000	246,132

MISSOURI – 1.2%
Missouri Highway & Transportation Commission, Series A, 5.00%, 05/01/26	225,000	274,905

NEVADA – 0.7%
County of Clark NV, 5.00%, 11/01/24	150,000	179,163

NEW YORK – 3.2%
Metropolitan Transportation Authority, Series D, 5.00%, 11/15/43 (Call 11/15/23)	225,000	249,653
New York City Water & Sewer System, 5.00%, 06/15/46 (Call 06/15/23)	150,000	166,896
New York State Dormitory Authority, Series A, 5.00%, 07/01/43 (Call 07/01/23)	200,000	222,180
New York State Environmental Facilities Corp., Series A, 5.00%, 06/15/30 (Call 06/15/23)	100,000	116,160
Total New York		754,889
NORTH CAROLINA – 0.9%
Cape Fear Public Utility Authority, 5.00%, 08/01/20 (Call 08/01/18)	195,000	206,511

OHIO – 0.8%
Ohio State University (The), Series A, 5.00%, 06/01/23	165,000	192,997

PENNSYLVANIA – 2.5%
City of Philadelphia PA, (AGM Insured), 4.00%, 08/01/39 (Call 08/01/27)	300,000	299,115
Pennsylvania Turnpike Commission, Series A, (AGM Insured), 4.00%, 12/01/37 (Call 12/01/26)	300,000	301,443
Total Pennsylvania		600,558
RHODE ISLAND – 0.9%
Rhode Island Health & Educational Building Corp., 5.00%, 09/01/38 (Call 09/01/23)	200,000	225,366

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Cumberland Municipal Bond ETF (continued)

January 31, 2017 (Unaudited)

Investments	Principal /Shares	Value
MUNICIPAL BONDS (continued)

SOUTH CAROLINA – 1.1%
South Carolina Public Service Authority, Series D, 5.00%, 12/01/43 (Call 06/01/22)	$250,000	$273,153

TENNESSEE – 0.9%
Metropolitan Government of Nashville & Davidson County TN, 4.00%, 07/01/30 (Call 07/01/27)	200,000	217,766

TEXAS – 3.2%
City of Austin TX Electric Utility Revenue, 4.00%, 11/15/38 (Call 11/15/26)	250,000	258,360
City of Houston TX Combined Utility System Revenue, Series D, 5.00%, 11/15/19	150,000	164,904
Grand Parkway Transportation Corp., Series B, 5.00%, 04/01/53 (Call 10/01/23)	100,000	110,844
Red River Education Finance Corp., 5.00%, 03/15/43 (Call 03/15/23)	205,000	228,356
Total Texas		762,464
VIRGINIA – 0.9%
County of Fairfax VA, Series A, 4.00%, 10/01/36 (Call 04/01/27)	210,000	222,957

WASHINGTON – 0.6%
State of Washington, Series 2010-A, 5.00%, 08/01/28 (Call 08/01/19)	140,000	152,782

WISCONSIN – 0.5%
State of Wisconsin, Series A, 6.00%, 05/01/36 (Call 05/01/19)	100,000	110,549

Total MUNICIPAL BONDS
(Cost $8,082,687)		8,065,871
MONEY MARKET FUND – 79.5%
Dreyfus AMT-Free Tax Exempt Cash Management- Institutional Shares, 0.44%(1)
(Cost $18,856,731)	18,856,731	18,856,731
TOTAL INVESTMENTS – 113.4%
(Cost $26,939,418)		26,922,602
Liabilities in Excess of Other Assets – (13.4)%		(3,190,822)
Net Assets – 100.0%		$23,731,780

(1)	The rate shown reflects the seven day yield as of January 31, 2017.

Abbreviations:
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corp.
BAM — Build America Mutual Assurance Company.
NATL — National Public Finance Guarantee Corp.

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Newfleet Multi-Sector Unconstrained Bond ETF

January 31, 2017 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS – 39.9%
Consumer Discretionary – 6.7%
AMC Entertainment Holdings, Inc., 5.88%, 11/15/26(1)	$95,000	$97,137
Beazer Homes USA, Inc., 5.75%, 06/15/19	185,000	193,325
Boyd Gaming Corp., 6.88%, 05/15/23	600,000	646,500
Cablevision Systems Corp., 5.88%, 09/15/22	660,000	664,950
Caesars Growth Properties Holdings LLC / Caesars Growth Properties Finance, Inc., 9.38%, 05/01/22	715,000	773,987
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.46%, 07/23/22	575,000	601,798
Clear Channel Worldwide Holdings, Inc., Series B, 7.63%, 03/15/20	750,000	754,688
Cooper-Standard Automotive, Inc., 5.63%, 11/15/26(1)	430,000	433,492
Diamond Resorts International, Inc., 7.75%, 09/01/23(1)	50,000	52,000
DISH DBS Corp., 5.00%, 03/15/23	580,000	572,686
Dr Horton, Inc., 4.75%, 02/15/23	695,000	746,319
Ferrellgas LP / Ferrellgas Finance Corp., 8.63%, 06/15/20(1)	125,000	124,375
iHeartCommunications, Inc., 9.00%, 12/15/19	635,000	533,797
Landry's, Inc., 6.75%, 10/15/24(1)	170,000	175,525
Lennar Corp., 4.50%, 06/15/19	450,000	468,900
Lennar Corp., 4.88%, 12/15/23	145,000	148,263
M/I Homes, Inc., 6.75%, 01/15/21	290,000	304,883
MDC Holdings, Inc., 5.50%, 01/15/24	640,000	660,800
MGM Resorts International, 4.63%, 09/01/26	445,000	433,319
PetSmart, Inc., 7.13%, 03/15/23(1)	325,000	320,125
Pinnacle Entertainment, Inc., 5.63%, 05/01/24(1)	385,000	391,518
PulteGroup, Inc., 5.50%, 03/01/26	450,000	461,813
QVC, Inc., 5.13%, 07/02/22	600,000	626,777
RCN Telecom Services LLC / RCN Capital Corp., 8.50%, 08/15/20(1)	500,000	531,875
Sally Holdings LLC / Sally Capital, Inc., 5.63%, 12/01/25	305,000	320,250
Scientific Games International, Inc., 7.00%, 01/01/22(1)	255,000	273,806
Signet UK Finance PLC, 4.70%, 06/15/24	500,000	484,079
Tenneco, Inc., 5.00%, 07/15/26	360,000	360,432
Toll Brothers Finance Corp., 5.88%, 02/15/22	600,000	654,750
Toll Brothers Finance Corp., 4.88%, 11/15/25	185,000	185,925
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.88%, 06/15/24	275,000	286,000
Total Consumer Discretionary		13,284,094
Consumer Staples – 1.9%
Advancepierre Foods Holdings, Inc., 5.50%, 12/15/24(1)	440,000	449,900
Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, Inc. / Albertson's LLC, 5.75%, 03/15/25(1)	260,000	259,025
Dole Food Co., Inc., 7.25%, 05/01/19(1)	500,000	511,550
Flowers Foods, Inc., 3.50%, 10/01/26	225,000	215,437

Investments	Principal	Value
CORPORATE BONDS (continued)
Consumer Staples (continued)

Lamb Weston Holdings, Inc., 4.88%, 11/01/26(1)	$335,000	$336,256
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 5.88%, 01/15/24	85,000	90,296
Post Holdings, Inc., 5.00%, 08/15/26(1)	365,000	353,820
Safeway, Inc., 7.25%, 02/01/31	465,000	459,188
Smithfield Foods, Inc., 2.70%, 01/31/20(1)	35,000	35,172
Smithfield Foods, Inc., 3.35%, 02/01/22(1)	114,000	114,756
Smithfield Foods, Inc., 4.25%, 02/01/27(1)	67,000	67,844
Tops Holding LLC / Tops Markets II Corp., 8.00%, 06/15/22(1)	500,000	398,750
Whole Foods Market, Inc., 5.20%, 12/03/25	505,000	536,829
Total Consumer Staples		3,828,823
Energy – 5.9%
Alta Mesa Holdings LP / Alta Mesa Finance Services Corp., 7.88%, 12/15/24(1)	400,000	432,000
American Midstream Partners LP / American Midstream Finance Corp., 8.50%, 12/15/21(1)	285,000	288,562
Callon Petroleum Co., 6.13%, 10/01/24(1)	205,000	218,069
Carrizo Oil & Gas, Inc., 6.25%, 04/15/23	950,000	979,687
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/25(1)	1,000,000	1,061,250
Continental Resources, Inc., 4.50%, 04/15/23	230,000	228,275
Diamondback Energy, Inc., 4.75%, 11/01/24(1)	60,000	60,225
Diamondback Energy, Inc., 5.38%, 05/31/25(1)	340,000	351,900
Enlink Midstream Partners LP, 4.85%, 07/15/26	75,000	77,286
Ep Energy LLC / Everest Acquisition Finance, Inc., 9.38%, 05/01/20	300,000	306,750
Ep Energy LLC / Everest Acquisition Finance, Inc., 8.00%, 11/29/24(1)	60,000	65,100
Holly Energy Partners LP / Holly Energy Finance Corp., 6.00%, 08/01/24(1)	50,000	52,625
Kinder Morgan, Inc., 5.63%, 11/15/23(1)	600,000	664,264
Laredo Petroleum, Inc., 5.63%, 01/15/22	270,000	274,894
Matador Resources Co., 6.88%, 04/15/23(1)	600,000	636,000
Newfield Exploration Co., 5.75%, 01/30/22	440,000	470,800
Parsley Energy LLC / Parsley Finance Corp., 6.25%, 06/01/24(1)	455,000	490,831
QEP Resources, Inc., 5.25%, 05/01/23	595,000	593,513
Range Resources Corp., 5.00%, 03/15/23(1)	515,000	515,000
Regency Energy Partners LP / Regency Energy Finance Corp., 5.00%, 10/01/22	530,000	570,856
Rowan Cos., Inc., 5.40%, 12/01/42	400,000	326,000
Rsp Permian, Inc., 5.25%, 01/15/25(1)	320,000	328,000
SM Energy Co., 6.50%, 01/01/23	425,000	439,875
Sunoco LP / Sunoco Finance Corp., 6.38%, 04/01/23	1,075,000	1,108,863
Transocean, Inc., 9.00%, 07/15/23(1)	130,000	139,019

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Newfleet Multi-Sector Unconstrained Bond ETF (continued)

January 31, 2017 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)
Energy (continued)

Transocean, Inc., 6.80%, 03/15/38	$630,000	$510,300
Weatherford International Ltd., 9.88%, 02/15/24(1)	250,000	270,625
Whiting Petroleum Corp., 5.75%, 03/15/21	210,000	213,150
Total Energy		11,673,719
Financials – 8.0%
Aircastle Ltd., 5.00%, 04/01/23	625,000	635,987
Ally Financial, Inc., 4.25%, 04/15/21	535,000	541,687
Ally Financial, Inc., 5.75%, 11/20/25	535,000	547,803
Altice US Finance I Corp., 5.38%, 07/15/23(1)	410,000	428,450
Aviation Capital Group Corp., 2.88%, 09/17/18(1)	190,000	192,612
Aviation Capital Group Corp., 2.88%, 09/17/18	455,000	461,256
Bank of New York Mellon Corp. (The), Series E, 4.95%, perpetual(2)(3)	525,000	538,125
Capital One Financial Corp., 4.20%, 10/29/25	460,000	463,478
Citigroup, Inc., Series T, 6.25%, perpetual(2)(3)	710,000	750,825
Compass Bank, 3.88%, 04/10/25	500,000	479,543
First Horizon National Corp., 3.50%, 12/15/20	610,000	621,746
Ford Motor Credit Co. LLC, 2.94%, 01/08/19	200,000	202,518
Ford Motor Credit Co. LLC, 3.20%, 01/15/21	750,000	754,525
Ford Motor Credit Co. LLC, 4.39%, 01/08/26	200,000	201,721
Fs Investment Corp., 4.25%, 01/15/20	520,000	523,639
General Motors Financial Co., Inc., 3.45%, 01/14/22	310,000	310,033
General Motors Financial Co., Inc., 3.45%, 04/10/22	650,000	649,585
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25	525,000	532,540
Hexion 2 US Finance Corp., 10.38%, 02/01/22(1)	305,000	312,625
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 02/01/22(1)	125,000	126,250
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.88%, 02/01/22	460,000	462,300
JPMorgan Chase & Co., Series V, 5.00%, perpetual(2)(3)	305,000	305,762
KeyCorp, Series D, 5.00%, perpetual(2)(3)	870,000	829,763
M&T Bank Corp., Series F, 5.13%, perpetual(2)(3)	200,000	195,790
Morgan Stanley, 4.35%, 09/08/26	685,000	696,341
Navient Corp., 7.25%, 09/25/23	110,000	111,925
OM Asset Management PLC, 4.80%, 07/27/26	625,000	605,249
Prudential Financial, Inc., 5.63%, 06/15/43(2)	450,000	474,750
Santander Holdings USA, Inc., 2.70%, 05/24/19	525,000	526,529
SBA Tower Trust, 3.16%, 10/15/20(1)	375,000	375,938
Springleaf Finance Corp., 5.25%, 12/15/19	60,000	60,450

Investments	Principal	Value
CORPORATE BONDS (continued)
Financials (continued)

Starwood Property Trust, Inc., 5.00%, 12/15/21(1)	$145,000	$147,719
Teachers Insurance & Annuity Association of America, 4.38%, 09/15/54(1)(2)	550,000	552,063
Wells Fargo & Co., Series K, 7.98%, perpetual(2)(3)	500,000	525,625
Wells Fargo & Co., 3.07%, 01/24/23	260,000	259,840
Wells Fargo Bank NA, 2.15%, 12/06/19	585,000	584,836
Total Financials		15,989,828
Health Care – 4.6%
Abbott Laboratories, 2.90%, 11/30/21	205,000	204,769
Abbott Laboratories, 3.40%, 11/30/23	70,000	69,939
Abbott Laboratories, 3.75%, 11/30/26	240,000	237,282
AbbVie, Inc., 3.60%, 05/14/25	500,000	494,188
Capsugel SA, 7.00%, 05/15/19(1)(4)	351,000	352,974
Centene Corp., 5.63%, 02/15/21	370,000	389,351
Centene Corp., 4.75%, 01/15/25	170,000	168,193
CHS / Community Health Systems, Inc., 5.13%, 08/15/18	210,000	210,677
CHS / Community Health Systems, Inc., 5.13%, 08/01/21	450,000	425,250
Endo Ltd. / Endo Finance LLC / Endo Finco, Inc., 6.00%, 07/15/23(1)	450,000	385,875
Envision Healthcare Corp., 6.25%, 12/01/24(1)	90,000	94,950
HCA, Inc., 5.25%, 06/15/26	295,000	308,275
HCA, Inc., 4.50%, 02/15/27	270,000	266,963
Iasis Healthcare LLC / Iasis Capital Corp., 8.38%, 05/15/19	340,000	327,250
Inventiv Group Holdings, Inc./Inventiv Health, Inc./Inventiv Health Clinical, Inc., 7.50%, 10/01/24(1)	140,000	147,350
MEDNAX, Inc., 5.25%, 12/01/23(1)	370,000	382,950
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(1)	475,000	505,281
Mylan NV, 3.15%, 06/15/21(1)	160,000	158,020
Owens & Minor, Inc., 3.88%, 09/15/21	625,000	631,407
Shire Acquisitions Investments Ireland DAC, 2.40%, 09/23/21	575,000	559,273
Surgery Center Holdings, Inc., 8.88%, 04/15/21(1)	270,000	292,950
Team Health, Inc., 7.25%, 12/15/23(1)	40,000	45,900
Tenet Healthcare Corp., 4.50%, 04/01/21	750,000	757,500
Tenet Healthcare Corp., 7.50%, 01/01/22(1)	20,000	21,500
Tenet Healthcare Corp., 8.13%, 04/01/22	330,000	334,950
Tennessee Merger Sub, Inc., 6.38%, 02/01/25(1)	805,000	788,900
Valeant Pharmaceuticals International, Inc., 6.75%, 08/15/18(1)	550,000	545,188
Valeant Pharmaceuticals International, Inc., 5.38%, 03/15/20(1)	100,000	86,375
Total Health Care		9,193,480
Industrials – 3.0%
Advanced Disposal Services, Inc., 5.63%, 11/15/24(1)	320,000	326,400
CEB, Inc., 5.63%, 06/15/23(1)	430,000	456,875
Harland Clarke Holdings Corp., 6.88%, 03/01/20(1)	250,000	249,375

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Newfleet Multi-Sector Unconstrained Bond ETF (continued)

January 31, 2017 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)
Industrials (continued)

Hawaiian Airlines Pass-Through Certificates, Class B, Series 2013-1, 4.95%, 01/15/22	$999,440	$990,694
Masco Corp., 5.95%, 03/15/22	600,000	670,783
Masco Corp., 4.38%, 04/01/26	375,000	386,857
Navistar International Corp., 8.25%, 11/01/21	415,000	421,225
NCI Building Systems, Inc., 8.25%, 01/15/23(1)	350,000	383,250
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.38%, 02/01/22(1)	500,000	505,691
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 05/15/23(1)	300,000	325,875
Standard Industries, Inc., 5.50%, 02/15/23(1)	135,000	140,738
TransDigm, Inc., 6.00%, 07/15/22	600,000	606,000
UAL Pass-Through Trust, Series 2007-1, 6.64%, 01/02/24	444,925	473,756
Total Industrials		5,937,519
Information Technology – 2.8%
Blackboard, Inc., 9.75%, 10/15/21(1)	192,000	197,280
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.00%, 01/15/22(1)	215,000	214,278
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.63%, 01/15/24(1)	400,000	399,629
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 5.45%, 06/15/23(1)	155,000	166,683
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 6.02%, 06/15/26(1)	175,000	189,266
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 8.10%, 07/15/36(1)	170,000	205,849
First Data Corp., 5.00%, 01/15/24(1)	1,220,000	1,236,775
Flex Ltd., 4.75%, 06/15/25	480,000	506,268
Hewlett Packard Enterprise Co., 2.45%, 10/05/17	135,000	135,718
Hewlett Packard Enterprise Co., 2.85%, 10/05/18	130,000	131,694
Hewlett Packard Enterprise Co., 3.60%, 10/15/20	25,000	25,682
Hewlett Packard Enterprise Co., 4.90%, 10/15/25	135,000	140,815
Inception Merger Sub, Inc. / Rackspace Hosting, Inc., 8.63%, 11/15/24(1)	705,000	733,200
Radiate Holdco LLC / Radiate Finance, Inc., 6.63%, 02/15/25(1)	680,000	680,000
Verisk Analytics, Inc., 4.00%, 06/15/25	385,000	391,153
WESCO Distribution, Inc., 5.38%, 06/15/24(1)	155,000	158,294
Total Information Technology		5,512,584
Materials – 1.5%
AK Steel Corp., 7.50%, 07/15/23	290,000	318,385
Aleris International, Inc., 9.50%, 04/01/21(1)	450,000	491,625
Flex Acquisition Co., Inc., 6.88%, 01/15/25(1)	200,000	203,700
Freeport-McMoRan, Inc., 3.55%, 03/01/22	295,000	277,300
Freeport-McMoRan, Inc., 3.88%, 03/15/23	190,000	176,225

Investments	Principal	Value
CORPORATE BONDS (continued)
Materials (continued)

Graphic Packaging International, Inc., 4.13%, 08/15/24	$460,000	$448,500
Novelis Corp., 6.25%, 08/15/24(1)	50,000	52,937
Novelis Corp., 5.88%, 09/30/26(1)	530,000	541,263
Scotts Miracle-GRO Co. (The), 5.25%, 12/15/26(1)	45,000	45,422
Standard Industries, Inc., 6.00%, 10/15/25(1)	245,000	260,006
Steel Dynamics, Inc., 5.00%, 12/15/26(1)	60,000	61,200
WR Grace & Co.-Conn, 5.13%, 10/01/21(1)	55,000	57,819
Total Materials		2,934,382
Real Estate – 2.8%
Alexandria Real Estate Equities, Inc., 3.95%, 01/15/27	215,000	214,207
Communications Sales & Leasing, Inc. / CSL Capital LLC, 7.13%, 12/15/24(1)	490,000	499,800
CoreCivic, Inc., 5.00%, 10/15/22	405,000	409,556
Digital Realty Trust LP, 3.40%, 10/01/20	645,000	658,314
Education Realty Operating Partnership LP, 4.60%, 12/01/24	80,000	80,499
Epr Properties, 4.75%, 12/15/26	535,000	531,913
Kilroy Realty LP, 4.38%, 10/01/25	500,000	515,938
Kimco Realty Corp., 3.40%, 11/01/22	395,000	401,573
MPT Operating Partnership LP / MPT Finance Corp., 6.38%, 03/01/24	205,000	217,556
MPT Operating Partnership LP / MPT Finance Corp., 5.25%, 08/01/26	30,000	29,550
National Retail Properties, Inc., 4.00%, 11/15/25	185,000	188,667
Select Income REIT, 4.15%, 02/01/22	540,000	539,558
Sovran Acquisition LP, 3.50%, 07/01/26	220,000	211,169
Ventas Realty LP, 4.13%, 01/15/26	450,000	460,866
Welltower, Inc., 4.25%, 04/01/26	600,000	621,442
Total Real Estate		5,580,608
Telecommunication Services – 2.0%
AT&T, Inc., 3.20%, 03/01/22	55,000	54,958
AT&T, Inc., 3.80%, 03/01/24	100,000	99,936
AT&T, Inc., 4.25%, 03/01/27	205,000	204,877
AT&T, Inc., 5.25%, 03/01/37	100,000	99,529
AT&T, Inc., 5.45%, 03/01/47	100,000	99,439
Crown Castle International Corp., 4.88%, 04/15/22	160,000	172,414
Crown Castle International Corp., 3.70%, 06/15/26	30,000	29,287
CSC Holdings LLC, 5.50%, 04/15/27(1)	250,000	254,062
Frontier Communications Corp., 10.50%, 09/15/22	860,000	902,463
Qwest Corp., 7.25%, 09/15/25	245,000	263,657
Sprint Communications, Inc., 6.00%, 11/15/22	700,000	714,000
Sprint Corp., 7.88%, 09/15/23	270,000	295,812
T-Mobile USA, Inc., 6.38%, 03/01/25	155,000	167,981
T-Mobile USA, Inc., 6.50%, 01/15/26	155,000	170,926
Zayo Group LLC / Zayo Capital, Inc., 6.38%, 05/15/25	330,000	349,594
Zayo Group LLC / Zayo Capital, Inc., 5.75%, 01/15/27(1)	20,000	20,500
Total Telecommunication Services		3,899,435

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Newfleet Multi-Sector Unconstrained Bond ETF (continued)

January 31, 2017 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)

Utilities – 0.7%
Amerigas Partners LP / Amerigas Finance Corp., 5.50%, 05/20/25	$220,000	$226,325
Calpine Corp., 5.38%, 01/15/23	365,000	361,350
Dominion Resources, Inc., 2.96%, 07/01/19(5)	45,000	45,635
Exelon Corp., 2.85%, 06/15/20	385,000	390,650
NRG Energy, Inc., 7.25%, 05/15/26(1)	375,000	394,219
Total Utilities		1,418,179
Total Corporate Bonds
(Cost $77,092,671)		79,252,651
FOREIGN BONDS – 19.6%
Consumer Discretionary – 1.9%
Altice Luxembourg SA, 7.75%, 05/15/22 (Luxembourg)(1)	720,000	765,900
NCL Corp. Ltd., 4.75%, 12/15/21 (Bermuda)(1)	430,000	434,300
SFR Group SA, 6.00%, 05/15/22 (France)(1)	710,000	733,075
SFR Group SA, 7.38%, 05/01/26 (France)(1)	585,000	602,550
Vtr Finance BV, 6.88%, 01/15/24 (Chile)(1)	570,000	599,925
Ziggo Secured Finance BV, 5.50%, 01/15/27 (Netherlands)(1)	520,000	518,050
Total Consumer Discretionary		3,653,800
Energy – 2.3%
Alberta Energy Co. Ltd., 8.13%, 09/15/30 (Canada)	305,000	380,060
Ecopetrol SA, 5.88%, 09/18/23 (Colombia)	440,000	472,322
Equate Petrochemical BV, 4.25%, 11/03/26 (Kuwait)(1)	515,000	507,336
MEG Energy Corp., 6.50%, 01/15/25 (Canada)(1)	295,000	298,687
Noble Holding International Ltd., 7.75%, 01/15/24 (United Kingdom)	425,000	423,406
Petrobras Global Finance BV, 8.38%, 05/23/21 (Brazil)	390,000	434,772
Petrobras Global Finance BV, 8.75%, 05/23/26 (Brazil)	610,000	689,300
Petroleos Mexicanos, 4.88%, 01/24/22 (Mexico)	430,000	432,709
Petroleos Mexicanos, 6.88%, 08/04/26 (Mexico)	315,000	334,310
Petroleos Mexicanos, 6.50%, 06/02/41 (Mexico)	195,000	182,228
Southern Gas Corridor CJSC, 6.88%, 03/24/26 (Azerbaijan)(1)	445,000	482,407
Total Energy		4,637,537
Financials – 3.0%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 4.63%, 10/30/20 (Netherlands)	375,000	395,381
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 4.50%, 05/15/21 (Netherlands)	600,000	626,928
Australia & New Zealand Banking Group Ltd., 4.40%, 05/19/26 (Australia)(1)	890,000	901,740

Investments	Principal	Value
FOREIGN BONDS (continued)
Financials (continued)

Banco de Bogota SA, 6.25%, 05/12/26 (Colombia)(1)	$475,000	$494,000
Banco Nacional de Comercio Exterior SNC, 4.38%, 10/14/25 (Mexico)(1)	400,000	393,520
Guanay Finance Ltd., 6.00%, 12/15/20 (Chile)(1)	1,028,857	1,046,862
HSBC Holdings PLC, 3.60%, 05/25/23 (United Kingdom)	350,000	353,290
ICICI Bank Ltd. / Dubai, 4.00%, 03/18/26 (India)(1)	335,000	329,848
Societe Generale SA, 4.75%, 11/24/25 (France)(1)	765,000	772,147
Tervita Escrow Corp., 7.63%, 12/01/21 (Canada)(1)	90,000	93,600
UBS Group Funding Jersey Ltd., 2.65%, 02/01/22 (Switzerland)(1)	525,000	510,083
Total Financials		5,917,399
Government – 5.3%
Argentine Republic Government International Bond, 5.63%, 01/26/22 (Argentina)(1)	690,000	692,587
Argentine Republic Government International Bond, 7.50%, 04/22/26 (Argentina)(1)	620,000	649,140
Argentine Republic Government International Bond, 7.13%, 07/06/36 (Argentina)(1)	885,000	836,325
Argentine Republic Government International Bond, 7.63%, 04/22/46 (Argentina)(1)	245,000	244,020
Bahrain Government International Bond, 7.00%, 10/12/28 (Bahrain)(1)	600,000	616,699
City of Buenos Aires Argentina, 7.50%, 06/01/27 (Argentina)(1)	315,000	321,300
Colombia Government International Bond, 3.88%, 04/25/27 (Colombia)	200,000	196,250
Dominican Republic International Bond, 6.88%, 01/29/26 (Dominican Republic)(1)	590,000	632,545
Indonesia Government International Bond, 4.35%, 01/08/27 (Indonesia)(1)	300,000	305,153
Jordan Government International Bond, 5.75%, 01/31/27 (Jordan)(1)	685,000	654,367
Mexico Government International Bond, 4.75%, 03/08/44 (Mexico)	410,000	376,790
Oman Government International Bond, 4.75%, 06/15/26 (Oman)(1)	880,000	846,516
Provincia De Buenos Aire, 9.13%, 03/16/24 (Argentina)	905,000	988,712
Russian Foreign Bond - Eurobond, 4.88%, 09/16/23 (Russia)(1)	1,000,000	1,061,486
Saudi Government International Bond, 2.38%, 10/26/21 (Saudi Arabia)(1)	345,000	336,340
Saudi Government International Bond, 3.25%, 10/26/26 (Saudi Arabia)(1)	365,000	348,838
Sri Lanka Government International Bond, 6.85%, 11/03/25 (Sri Lanka)(1)	900,000	901,261
Turkey Government International Bond, 4.88%, 10/09/26 (Turkey)	600,000	560,467

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Newfleet Multi-Sector Unconstrained Bond ETF (continued)

January 31, 2017 (Unaudited)

Investments	Principal	Value
FOREIGN BONDS (continued)

Government (continued)

Total Government		$10,568,796
Health Care – 0.3%
Concordia International Corp., 9.00%, 04/01/22 (Canada)(1)	$105,000	89,513
Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 07/21/23 (Israel)	110,000	103,188
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26 (Israel)	435,000	395,598
Total Health Care		588,299
Industrials – 2.1%
Air Canada Pass Through Trust, Class B, Series 2013-1, 5.38%, 05/15/21 (Canada)(1)	1,539,048	1,571,752
Bombardier, Inc., 4.75%, 04/15/19 (Canada)	620,000	635,116
British Airways Pass-Through Trust, Class B, Series 2013-1, 5.63%, 06/20/20 (United Kingdom)(1)	226,905	237,966
Cemex Finance LLC, 6.00%, 04/01/24 (Mexico)(1)	970,000	1,000,021
Embraer Netherlands Finance BV, 5.40%, 02/01/27 (Brazil)	240,000	241,380
Park Aerospace Holdings Ltd., 5.25%, 08/15/22 (Ireland)(1)	65,000	66,706
Park Aerospace Holdings Ltd., 5.50%, 02/15/24 (Ireland)(1)	205,000	210,894
Scf Capital Ltd., 5.38%, 06/16/23 (Russia)(1)	240,000	247,920
Total Industrials		4,211,755
Materials – 3.1%
Alpha 3 BV / Alpha US Bidco, Inc., 6.25%, 02/01/25 (United Kingdom)(1)	125,000	125,312
ArcelorMittal, 6.13%, 06/01/25 (Luxembourg)	510,000	563,234
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 7.25%, 05/15/24 (Ireland)(1)	395,000	424,625
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 6.00%, 02/15/25 (Ireland)(1)	205,000	206,794
BHP Billiton Finance USA Ltd., 6.75%, 10/19/75 (Australia)(1)(2)	240,000	273,600
BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC, 6.50%, 05/15/21 (Australia)(1)	300,000	318,375
FMG Resources Pty Ltd., 9.75%, 03/01/22 (Australia)(1)	260,000	302,900
Glencore Funding LLC, 4.13%, 05/30/23 (Switzerland)(1)	328,211	336,915
Ineos Group Holdings SA, 5.63%, 08/01/24 (Luxembourg)(1)	535,000	535,000
Mercer International, Inc., 6.50%, 02/01/24 (Canada)(1)	55,000	55,000
OCP SA, 5.63%, 04/25/24 (Morocco)(1)	425,000	442,669
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.13%, 07/15/23 (New Zealand)(1)	270,000	277,088

Investments	Principal	Value
FOREIGN BONDS (continued)
Materials (continued)

Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.00%, 07/15/24 (New Zealand)(1)	$25,000	$26,684
Rusal Capital Dac, 5.13%, 02/02/22 (Russia)(1)	695,000	690,642
Teck Resources Ltd., 8.00%, 06/01/21 (Canada)(1)	70,000	77,350
Teck Resources Ltd., 8.50%, 06/01/24 (Canada)(1)	190,000	221,588
Vale Overseas Ltd., 5.88%, 06/10/21 (Brazil)	325,000	348,563
Vedanta Resources PLC, 8.25%, 06/07/21 (India)(1)	800,000	873,200
Total Materials		6,099,539
Real Estate – 0.2%
WEA Finance LLC / Westfield UK & Europe Finance PLC, 3.25%, 10/05/20 (Australia)(1)	450,000	458,898

Telecommunication Services – 1.1%
Altice Financing SA, 6.63%, 02/15/23 (Luxembourg)(1)	575,000	601,953
GTH Finance BV, 7.25%, 04/26/23 (Netherlands)(1)	800,000	874,000
Intelsat Jackson Holdings SA, 7.25%, 04/01/19 (Luxembourg)	520,000	449,475
Virgin Media Finance PLC, 6.00%, 10/15/24 (United Kingdom)(1)	250,000	261,408
Total Telecommunication Services		2,186,836
Utilities – 0.3%
Majapahit Holding BV, 7.75%, 01/20/20 (Indonesia)(1)	550,000	618,475

Total Foreign Bonds
(Cost $38,039,387)		38,941,334
TERM LOANS – 12.2%
Consumer Discretionary – 2.8%
Aristocrat International Pty, 3.78%, 10/20/21 (2)	503,937	510,143
Bass Pro Group, LLC, 5.97%, 12/15/23 (2)	505,000	490,600
Caesars Entertainment Resort Properties LLC, 7.00%, 10/11/20 (2)	848,090	858,009
CDS US Intermediate Holdings, Inc., 5.00%, 07/08/22 (2)	444,375	448,659
Delta 2 Lux Sarl, 5.07%, 07/30/21 (2)	460,000	463,195
Floor and Decor Outlets of America, Inc., 5.25%, 09/29/23 (2)	342,143	345,136
Laureate Education, Inc., 8.51%, 03/17/21 (2)	590,000	597,112
Leslie's Poolmart, Inc., 5.25%, 08/16/23 (2)	247,380	249,421
Mohegan Tribal Gaming Authority, 5.50%, 10/13/23 (2)	349,125	353,395
Party City Holdings, Inc., 3.82%, 08/19/22 (2)	346,953	345,364
Scientific Games International, Inc., 6.02%, 10/01/21 (2)	295,477	298,218
UFC Holdings LLC, 5.00%, 08/18/23 (2)	529,673	532,209

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Newfleet Multi-Sector Unconstrained Bond ETF (continued)

January 31, 2017 (Unaudited)

Investments	Principal	Value
TERM LOANS (continued)
Consumer Discretionary (continued)

Total Consumer Discretionary		$5,491,461
Consumer Staples – 1.5%
Albertson's LLC, 3.78%, 08/25/21 (2)	$596,886	600,646
Albertson's LLC, 4.25%, 12/21/22 (2)	222,881	224,867
Amplify Snack Brands, Inc., 6.50%, 09/02/23 (2)	528,675	520,523
ASP MSG Acquisition Co., Inc., 6.00%, 08/16/23 (2)	338,153	341,323
Chobani LLC, 5.25%, 10/07/23 (2)	102,000	103,498
Coty Inc., 3.27%, 10/27/22 (2)	106,199	107,792
Galleria Co., 3.81%, 09/29/23 (2)	214,000	215,705
Hostess Brands, LLC, 4.00%, 08/03/22 (2)	460,358	465,882
JBS USA LUX S.A., 3.28%, 10/30/22 (2)	135,000	135,618
Kronos, Inc., 9.25%, 11/01/24 (2)	178,000	184,542
Pinnacle Foods Finance LLC, 3.53%, 01/13/23 (2)	76,230	76,439
TKC Holdings, Inc., 4.75%, 01/13/23 (2)	115,000	114,425
Total Consumer Staples		3,091,260
Energy – 0.5%
Chesapeake Energy Corp., 8.50%, 08/23/21 (2)	71,000	77,893
EP Energy LLC, 9.75%, 06/30/21 (2)	345,000	360,742
MEG Energy Corp., 4.50%, 12/31/23 (Canada) (2)	499,480	502,240
Total Energy		940,875
Financials – 0.4%
Avolon TLB Borrower 1 (Luxembourg) S.a r.l., 0.00%, 01/19/22 (2)(6)	15,000	15,208
Lonestar Intermediate Super Holdings, LLC, 10.00%, 08/31/21 (2)	340,000	355,300
Walter Investment Management, 4.75%, 12/18/20 (2)	485,000	467,343
Total Financials		837,851
Health Care – 2.3%
CHG Healthcare Services, Inc., 4.75%, 06/07/23 (2)	288,947	292,523
Concordia Healthcare Corp., 5.25%, 10/21/21 (2)	259,380	203,938
Greatbatch, Ltd., 5.25%, 10/27/22 (2)	209,880	211,428
inVentiv Health, Inc., 4.75%, 11/09/23 (2)	103,000	104,080
MPH Acquisition Holdings LLC, 5.00%, 06/07/23 (2)	99,291	100,874
NVA Holdings, Inc, 5.50%, 08/14/21 (2)	312,367	314,320
NVA Holdings, Inc., 8.00%, 08/14/22 (2)	572,000	574,382
Ortho-Clinical Diagnostics, Inc., 4.75%, 06/30/21 (2)	394,937	392,962
Quorum Health Corp, 6.79%, 04/29/22 (2)	249,742	247,850
Sedgwick Claims Management Services, Inc., 6.75%, 02/28/22 (2)	650,000	652,980
Surgery Center Holdings, Inc., 4.75%, 11/03/20 (2)	375,216	380,375
U.S. Renal Care, Inc., 5.25%, 12/30/22 (2)	737,114	697,125
Valeant Pharmaceuticals International, Inc., 0.00%, 08/05/20 (2)(6)	405,000	406,575
Total Health Care		4,579,412

Investments	Principal	Value
TERM LOANS (continued)

Industrials – 1.4%
84 Lumber Co., 6.75%, 10/25/23 (2)	$430,000	$435,912
Aspen Merger Sub, Inc., 5.25%, 09/27/23 (2)	200,498	203,443
Brickman Group Ltd LLC (The), 7.50%, 12/17/21 (2)	219,000	220,825
McGraw-Hill Global Education Holdings, LLC, 5.00%, 05/04/22 (2)	266,660	254,048
NAVISTAR, Inc., 6.50%, 08/07/20 (2)	547,229	555,438
PAE Holding Corp., 6.50%, 10/20/22 (2)	136,000	137,814
Prime Security Services Borrower, LLC (aka Protection 1 Security Solutions), 4.25%, 05/02/22 (2)	20,948	21,200
Quikrete Holdings, Inc., 4.00%, 11/15/23 (2)	60,000	60,817
TransDigm, Inc., 4.00%, 06/04/21 (2)	320,076	319,701
Zodiac Pool Solutions LLC, 5.50%, 12/20/23 (2)	500,000	505,312
Total Industrials		2,714,510
Information Technology – 1.4%
Blackboard, Inc., 6.02%, 06/30/21 (2)	327,118	329,673
First Data Corporation, 3.78%, 03/24/21 (2)	1,023,471	1,030,988
NXP B.V., 3.24%, 12/07/20 (2)	165,411	166,445
ON Semiconductor Corp., 4.03%, 03/31/23 (2)	316,208	320,326
Quorum Health Corp., 5.00%, 09/29/23 (2)	96,857	98,107
Rackspace Hosting, Inc., 4.50%, 11/03/23 (2)	245,000	247,691
Veritas US, Inc., 6.63%, 01/27/23 (2)	633,844	603,144
Western Digital Corp., 4.53%, 04/29/23 (2)	30,845	31,184
Total Information Technology		2,827,558
Materials – 0.9%
Anchor Glass Container Corporation, 4.25%, 12/07/23 (2)	57,000	57,686
Anchor Glass Container Corporation, 8.75%, 12/07/24 (2)	111,000	113,035
CPI Acquisition, Inc., 5.83%, 08/17/22 (2)	520,000	474,281
Huntsman International LLC, 3.84%, 04/01/23 (2)	196,517	198,789
OMNOVA Solutions, Inc., 5.25%, 08/25/23 (2)	433,913	441,235
PQ Corporation, 5.29%, 11/04/22 (2)	112,436	114,122
Univar USA Inc., 3.52%, 07/01/22 (Argentina) (2)	306,125	306,053
Total Materials		1,705,201
Real Estate – 0.3%
Capital Automotive LP, 6.00%, 04/30/20 (2)	650,000	657,670

Telecommunication Services – 0.1%
Virgin Media Bristol LLC, 3.52%, 01/31/25 (2)	165,000	166,212

Utilities – 0.6%
APLP Holdings LP, 6.00%, 04/13/23 (2)	498,186	503,581
NRG Energy, Inc., 3.03%, 06/30/23 (2)	374,794	376,700
TEX Operations Co. LLC, 5.00%, 08/04/23 (2)	324,490	326,317

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Newfleet Multi-Sector Unconstrained Bond ETF (continued)

January 31, 2017 (Unaudited)

Investments	Principal	Value
TERM LOANS (continued)
Utilities (continued)

TEX Operations Co. LLC, 5.00%, 08/04/23 (2)	$73,469	$73,883
Total Utilities		1,280,481
Total Term Loans
(Cost $24,009,543)		24,292,491
MORTGAGE BACKED SECURITIES – 10.8%
Commercial Mortgage Backed Securities – 3.3%
Colony Multifamily Mortgage Trust, Class A, Series 2014-1, 2.54%, 04/20/50(1)	524,584	522,369
Credit Suisse Commercial Mortgage Trust, Class A1AM, Series 2007-C5, 5.87%, 09/15/40(2)	1,000,000	945,240
DBUBS Mortgage Trust, Class D, Series 2011-LC3A, 5.35%, 08/10/44(1)(2)	905,000	932,864
GAHR Commercial Mortgage Trust, Class CFX, Series 2015-NRF, 3.38%, 12/15/34(1)(2)	400,000	407,095
Hilton USA Trust, Class B, Series 2016-SFP, 3.32%, 11/05/35(1)	830,000	823,499
JPMorgan Chase Commercial Mortgage Securities Trust, Class AM, Series 2007-LDPX, 5.46%, 01/15/49(2)	478,000	476,817
Morgan Stanley Bank of America Merrill Lynch Trust, Class AS, Series 2015-C22, 3.56%, 04/15/48	1,000,000	1,005,976
Morgan Stanley Bank of America Merrill Lynch Trust, Class C, Series 2015-C26, 4.41%, 10/15/48(2)	385,000	383,055
Morgan Stanley Capital I Trust, Class AM, Series 2007-IQ14, 5.71%, 04/15/49(2)	420,000	413,866
Motel 6 Trust, Class D, Series 2015-MTL6, 4.53%, 02/05/30(1)	400,000	401,972
WFRBS Commercial Mortgage Trust, Class C, Series 2011-C5, 5.67%, 11/15/44(1)(2)	235,000	252,886
Total Commercial Mortgage Backed Securities		6,565,639
Residential Mortgage Backed Securities – 7.5%
American Homes 4 Rent Trust, Class C, Series 2015-SFR2, 4.69%, 10/17/45(1)	510,000	531,423
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Class M4, Series 2003-AR3, 4.69%, 06/25/33(2)	535,000	518,198
Banc of America Funding Trust, Class 5A1, Series 2004-D, 3.50%, 01/25/35(2)	523,872	493,226
Bayview Opportunity Master Fund Iva Trust, Class B1, Series 2016-SPL1, 4.25%, 04/28/55(1)	350,000	357,899
Bayview Opportunity Master Fund Ivb Trust, Class B1, Series 2016-SPL2, 4.25%, 06/28/53(1)(2)	290,000	292,111
Bear Stearns ARM Trust, Class 22A1, Series 2004-9, 3.56%, 11/25/34(2)	579,763	578,982

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Residential Mortgage Backed Securities (continued)

Chase Mortgage Trust, Class M2, Series 2016-1, 3.75%, 04/25/45(1)(2)	$340,969	$341,745
Chase Mortgage Trust, Class M2, Series 2016-2, 3.75%, 12/25/45(1)(2)	533,186	534,329
Colony American Finance Ltd., Class A, Series 2015-1 (Cayman Islands), 2.90%, 10/15/47(1)	292,357	292,042
Colony Starwood Homes Trust, Class C, Series 2016-2A, 2.92%, 12/17/33(1)(2)	430,000	432,261
CSMC Mortgage-Backed Trust, Class 3A1, Series 2006-8, 6.00%, 10/25/21	163,397	155,812
Federal Home Loan Mortgage Corporation, Class M2, Series 2016-DNA2, 2.97%, 10/25/28(2)	850,000	863,148
GMACM Mortgage Loan Trust, Class A5, Series 2003-AR1, 3.79%, 10/19/33(2)	257,375	261,140
GSR Mortgage Loan Trust, Class 2A4, Series 2006-1F, 6.00%, 02/25/36	367,068	321,993
Home Equity Mortgage Trust, Class M7, Series 2005-2, 2.45%, 07/25/35(2)	475,948	472,275
MASTR Adjustable Rate Mortgages Trust, Class 3A1, Series 2005-1, 4.37%, 02/25/35(2)	305,745	282,199
MASTR Alternative Loan Trust, Class 7A1, Series 2004-6, 6.00%, 07/25/34	364,197	356,069
New Residential Mortgage Loan Trust, Class A, Series 2014-1A, 3.75%, 01/25/54(1)(2)	339,333	350,040
New Residential Mortgage Loan Trust, Class A3, Series 2014-2A, 3.75%, 05/25/54(1)(2)	178,793	183,976
New Residential Mortgage Loan Trust, Class A1, Series 2015-2A, 3.75%, 08/25/55(1)(2)	345,892	358,566
New Residential Mortgage Loan Trust, Class A1, Series 2016-1A, 3.75%, 03/25/56(1)(2)	211,150	214,639
New Residential Mortgage Loan Trust, Class B1A, Series 2016-4A, 4.50%, 11/25/56(1)	650,950	684,384
Resecuritization Pass-Through Trust, Class A5, Series 2005-8R, 6.00%, 10/25/34	153,547	154,796
Residential Asset Securitization Trust, Class A3, Series 2005-A1, 5.50%, 04/25/35	1,410,705	1,414,660
Sequoia Mortgage Trust, Class A6, Series 2014-4, 3.50%, 11/25/44(1)(2)	368,620	368,516
Sequoia Mortgage Trust, Class A1, Series 2015-1, 3.50%, 01/25/45(1)(2)	238,181	239,595
Structured Adjustable Rate Mortgage Loan Trust, Class 3A2, Series 2004-4, 3.15%, 04/25/34(2)	234,515	233,908
Towd Point Mortgage Trust, Class A2, Series 2015-1, 3.25%, 10/25/53(1)(2)	340,000	333,708
Towd Point Mortgage Trust, Class M1, Series 2015-6, 3.75%, 04/25/55(1)(2)	500,000	490,474
Towd Point Mortgage Trust, Class A2, Series 2015-5, 3.50%, 05/25/55(1)(2)	425,000	427,379
Towd Point Mortgage Trust, Class 1M1, Series 2015-2, 3.25%, 11/25/60(1)(2)	1,195,000	1,188,660

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Newfleet Multi-Sector Unconstrained Bond ETF (continued)

January 31, 2017 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Residential Mortgage Backed Securities (continued)

VOLT LI LLC, Class A1, Series 2016-NP11, 3.50%, 10/25/46(1)(5)	$250,659	$250,034
VOLT XXIX LLC, Class A1, Series 2014-NP10, 3.38%, 10/25/54(1)(5)	613,389	614,888
VOLT XXXV, Class A1, Series 2016-NPL9, 3.50%, 09/25/46(1)(5)	166,334	165,999
Total Residential Mortgage Backed Securities		14,759,074
Total Mortgage Backed Securities
(Cost $21,370,901)		21,324,713
U.S. TREASURY NOTE – 9.3%
U.S. Treasury Note, 1.00%, 03/15/18
(Cost $18,499,277)	18,500,000	18,514,449
ASSET BACKED SECURITIES – 5.5%
Arbys Funding LLC, Class A2, Series 2015-1A, 4.97%, 10/30/45(1)	276,500	276,421
CarFinance Capital Auto Trust, Class D, Series 2014-1A, 4.90%, 04/15/20(1)	505,000	504,731
Carnow Auto Receivables Trust, Class D, Series 2016-1A, 7.34%, 11/15/21(1)	430,000	427,850
Citi Held For Asset Issuance, Class B, Series 2015-PM3, 4.31%, 05/16/22(1)	455,000	457,685
CKE Restaurant Holdings, Inc., Class A2, Series 2013-1A, 4.47%, 03/20/43(1)	934,226	928,537
Conn's Receivables Funding LLC, Class A, Series 2016-B, 3.73%, 10/15/18(1)	337,138	338,434
Consumer Installment Loan Trust, Class A, Series 2016-LD1, 3.96%, 07/15/22(1)	425,726	429,368
DaimlerChrysler Capital Auto Receivables Trust, Class D, Series 2016-BA, 3.51%, 09/15/23(1)	590,000	583,629
DT Auto Owner Trust, Class C, Series 2015-3A, 3.25%, 07/15/21(1)	675,000	681,155
Exeter Automobile Receivables Trust, Class C, Series 2015-1A, 4.10%, 12/15/20(1)	450,000	460,026
Exeter Automobile Receivables Trust, Class D, Series 2014-3A, 5.69%, 04/15/21(1)	515,000	535,508
First Investors Auto Owner Trust, Class E, Series 2015-2A, 5.59%, 11/15/22(1)	610,000	612,586
Flagship Credit Auto Trust, Class D, Series 2015-1, 5.26%, 07/15/21(1)	435,000	447,314
Flagship Credit Auto Trust, Class D, Series 2016-3, 3.89%, 11/15/22(1)	525,000	522,163
Murray Hill Marketplace Trust, Class A, Series 2016-LC1, 4.19%, 11/25/22(1)	326,744	328,502
Sofi Consumer Loan Program LLC, Class A, Series 2017-1, 3.28%, 01/26/26(1)	395,000	396,682
Springleaf Funding Trust, Class A, Series 2016-AA, 2.90%, 11/15/29(1)	515,000	516,288
Taco Bell Funding LLC, Class A2I, Series 2016-1A, 3.83%, 05/25/46(1)	528,675	531,143
TCF Auto Receivables Owner Trust, Class C, Series 2016-PT1A, 3.21%, 01/17/23(1)	430,000	428,525
Investments	Principal/ Shares	Value
ASSET BACKED SECURITIES (continued)

U-Haul S Fleet LLC, Class 1, Series 2010-BT1A, 4.90%, 10/25/23(1)	$486,087	$489,738
Wendys Funding LLC, Class A2II, Series 2015-1A, 4.08%, 06/15/45(1)	987,500	983,331
Total Asset Backed Securities
(Cost $10,866,995)		10,879,616
MUNICIPAL BOND – 0.8%
State of California, 7.60%, 11/01/40
(Cost $1,737,342)	1,075,000	1,599,256
MONEY MARKET FUND – 3.1%
JP Morgan U.S. Government Money Market Institutional Shares, 0.43%(7)
(Cost $6,119,373)	6,119,373	6,119,373
TOTAL INVESTMENTS – 101.2%
(Cost $197,735,489)		200,923,883
Liabilities in Excess of Other Assets – (1.2)%		(2,390,417)
Net Assets – 100.0%		$198,533,466

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At January 31, 2017, the aggregate value of these securities was $78,127,101, or 39.35% of net assets.
(2)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2017.
(3)	Perpetual security with no stated maturity date.
(4)	Payment in-kind security. 100% of the income was received in cash.
(5)	Represents step up coupon bond. Rate shown reflects the rate in effect as of January 31, 2017.
(6)	The loan will settle after January 31, 2017 at which the interest will be determined.
(7)	The rate shown reflects the seven day yield as of January 31, 2017.

See Notes to the Schedules of Investments

Schedule of Investments - InfraCap MLP ETF

January 31, 2017 (Unaudited)

Security Description	Shares	Value
Common Stocks - 122.7%(1)
Energy - 122.7%
Antero Midstream Partners LP	20,999	$703,886
Boardwalk Pipeline Partners LP	20,450	377,507
Buckeye Partners LP(2)	308,186	21,483,646
Cheniere Energy Partners LP	15,911	473,352
Crestwood Equity Partners LP(2)(3)	195,334	5,361,918
DCP Midstream LP(2)	128,971	5,013,103
Enbridge Energy Partners LP(2)	784,965	15,204,772
Energy Transfer Equity LP(2)	1,103,410	19,806,209
Energy Transfer Partners LP(2)	874,518	33,362,862
EnLink Midstream LLC	133,894	2,323,061
EnLink Midstream Partners LP(3)	631,403	11,321,056
Enterprise Products Partners LP(2)	242,739	6,876,796
EQT Midstream Partners LP	121,387	9,499,747
Genesis Energy LP(2)	170,623	6,188,496
Magellan Midstream Partners LP(2)	81,525	6,524,446
Marathon Petroleum Corp.(2)	126,792	6,092,356
MPLX LP(2)	348,053	13,173,806
NGL Energy Partners LP	226,854	5,546,580
NuStar Energy LP	8,995	497,513
ONEOK Partners LP	302,309	13,041,610
ONEOK, Inc.	24,515	1,351,022
Phillips 66 Partners LP(2)	104,457	5,867,350
Plains All American Pipeline LP	358,387	11,249,768
Shell Midstream Partners LP(2)	22,839	741,582
Spectra Energy Corp.	13,026	542,533
Spectra Energy Partners LP	8,187	371,199
Sunoco Logistics Partners LP(2)	633,169	16,158,473
Targa Resources Corp.	15,479	891,900
TC PipeLines LP	45,498	2,733,520
Tesoro Logistics LP(2)(3)	199,934	11,572,180
Western Gas Equity Partners LP	51,323	2,302,863
Western Gas Partners LP	91,518	5,617,375
Williams Cos., Inc. (The)(2)	220,042	6,346,011
Williams Partners LP(2)	676,890	27,779,566
TOTAL INVESTMENTS- 122.7%
(Cost $256,815,557)		276,398,064
Securities Sold Short - (4.9)%
Exchange Traded Funds - (4.9)%
Commodity Funds - (4.9)%
United States Natural Gas Fund LP*	(673,900)	(5,296,854)
United States Oil Fund LP*	(500,196)	(5,662,219)

Total Commodity Funds

Total Securities Sold Short - (4.9)%
(Proceeds $(10,348,496))		(10,959,073)
Liabilities in Excess of Other Assets - (17.8)%		(40,180,386)
Net Assets - 100.0%		$225,258,605

	Number of contracts
Written Options - (1.0)%
Calls
Buckeye Partners LP,
Expires 02/17/17,
Strike Price $70.00	(350)	(28,000)

Security Description	Number of contracts	Value
Written Options (continued)
Calls (continued)
Buckeye Partners LP,
Expires 02/17/17,
Strike Price $75.00	(450)	$(6,750)
Buckeye Partners LP,
Expires 02/17/17,
Strike Price $80.00	(50)	(250)
Buckeye Partners LP,
Expires 05/19/17,
Strike Price $70.00	(250)	(51,250)
Crestwood Equity Partners LP,
Expires 02/17/17,
Strike Price $25.00	(150)	(28,125)
DCP Midstream LP,
Expires 02/17/17,
Strike Price $40.00	(800)	(24,000)
DCP Midstream LP,
Expires 04/21/17,
Strike Price $40.00	(1,050)	(136,500)
Enbridge Energy Partners LP,
Expires 02/17/17,
Strike Price $20.00	(100)	(1,500)
Enbridge Energy Partners LP,
Expires 03/17/17,
Strike Price $22.50	(200)	(1,600)
Enbridge Energy Partners LP,
Expires 04/21/17,
Strike Price $22.50	(700)	(10,500)
Enbridge Energy Partners LP,
Expires 07/21/17,
Strike Price $22.50	(600)	(18,000)
Energy Transfer Equity LP,
Expires 02/03/17,
Strike Price $19.00	(100)	(500)
Energy Transfer Equity LP,
Expires 02/03/17,
Strike Price $19.50	(400)	(800)
Energy Transfer Equity LP,
Expires 02/10/17,
Strike Price $19.00	(710)	(8,520)
Energy Transfer Equity LP,
Expires 02/17/17,
Strike Price $19.00	(1,010)	(12,120)
Energy Transfer Equity LP,
Expires 02/24/17,
Strike Price $19.00	(650)	(16,900)
Energy Transfer Partners LP,
Expires 02/17/17,
Strike Price $37.00	(402)	(39,396)
Enterprise Products Partners LP,
Expires 03/17/17,
Strike Price $27.00	(86)	(13,760)
Enterprise Products Partners LP,
Expires 03/17/17,
Strike Price $28.00	(24)	(2,280)
Enterprise Products Partners LP,
Expires 03/17/17,
Strike Price $29.00	(450)	(20,250)

See Notes to the Schedules of Investments

Schedule of Investments - InfraCap MLP ETF

(continued)

January 31, 2017 (Unaudited)

Security Description	Number of contracts	Value
Written Options (continued)
Calls (continued)
Genesis Energy LP,
Expires 03/17/17,
Strike Price $42.50	(35)	$(263)
Magellan Midstream Partners LP,
Expires 02/17/17,
Strike Price $77.50	(13)	(2,470)
Magellan Midstream Partners LP,
Expires 04/21/17,
Strike Price $77.50	(200)	(64,400)
Magellan Midstream Partners LP,
Expires 04/21/17,
Strike Price $80.00	(200)	(39,000)
Magellan Midstream Partners LP,
Expires 01/19/18,
Strike Price $90.00	(50)	(9,875)
Marathon Petroleum Corp.,
Expires 02/10/17,
Strike Price $50.00	(500)	(30,000)
Marathon Petroleum Corp.,
Expires 02/10/17,
Strike Price $52.00	(100)	(2,500)
Marathon Petroleum Corp.,
Expires 02/17/17,
Strike Price $55.00	(500)	(3,000)
MPLX LP,
Expires 03/17/17,
Strike Price $36.00	(800)	(186,000)
MPLX LP,
Expires 03/17/17,
Strike Price $37.00	(250)	(42,500)
MPLX LP,
Expires 06/16/17,
Strike Price $37.00	(250)	(51,250)
Phillips 66 Partners LP,
Expires 03/17/17,
Strike Price $55.00	(150)	(37,500)
Shell Midstream Partners LP,
Expires 02/17/17,
Strike Price $31.00	(350)	(57,750)
Shell Midstream Partners LP,
Expires 02/17/17,
Strike Price $32.00	(50)	(3,300)
Shell Midstream Partners LP,
Expires 04/21/17,
Strike Price $31.00	(50)	(11,875)
Sunoco Logistics Partners LP,
Expires 02/17/17,
Strike Price $26.00	(300)	(6,000)
Sunoco Logistics Partners LP,
Expires 02/17/17,
Strike Price $27.00	(50)	(750)
Sunoco Logistics Partners LP,
Expires 02/17/17,
Strike Price $30.00	(212)	(5,300)
Tesoro Logistics LP,
Expires 03/17/17,
Strike Price $55.00	(100)	(29,500)

Security Description	Number of contracts	Value
Written Options (continued)
Calls (continued)
United States Natural Gas Fund LP,
Expires 02/03/17,
Strike Price $8.50	(1,000)	$(1,000)
United States Natural Gas Fund LP,
Expires 02/10/17,
Strike Price $8.50	(3,876)	(27,132)
United States Natural Gas Fund LP,
Expires 02/10/17,
Strike Price $9.00	(1,050)	(2,100)
United States Natural Gas Fund LP,
Expires 02/17/17,
Strike Price $9.00	(500)	(2,500)
United States Natural Gas Fund LP,
Expires 03/17/17,
Strike Price $9.00	(1,050)	(15,750)
United States Natural Gas Fund LP,
Expires 04/21/17,
Strike Price $10.00	(1,484)	(20,776)
United States Natural Gas Fund LP,
Expires 04/21/17,
Strike Price $11.00	(550)	(3,850)
United States Natural Gas Fund LP,
Expires 04/21/17,
Strike Price $12.00	(550)	(2,750)
United States Oil Fund LP,
Expires 02/03/17,
Strike Price $12.00	(500)	(500)
United States Oil Fund LP,
Expires 02/10/17,
Strike Price $12.00	(500)	(2,000)
United States Oil Fund LP,
Expires 02/17/17,
Strike Price $12.00	(1,000)	(6,000)
United States Oil Fund LP,
Expires 02/24/17,
Strike Price $12.00	(1,050)	(10,500)
United States Oil Fund LP,
Expires 03/03/17,
Strike Price $12.00	(1,050)	(14,700)
United States Oil Fund LP,
Expires 03/17/17,
Strike Price $12.00	(550)	(10,450)
United States Oil Fund LP,
Expires 04/21/17,
Strike Price $12.50	(600)	(13,200)
United States Oil Fund LP,
Expires 04/21/17,
Strike Price $13.00	(1,150)	(13,800)
Williams Cos., Inc. (The),
Expires 02/03/17,
Strike Price $29.00	(550)	(12,100)
Williams Cos., Inc. (The),
Expires 02/03/17,
Strike Price $30.00	(1,402)	(4,907)
Williams Cos., Inc. (The),
Expires 02/10/17,
Strike Price $30.00	(250)	(3,375)

See Notes to the Schedules of Investments

Schedule of Investments - InfraCap MLP ETF

(continued)

January 31, 2017 (Unaudited)

Security Description	Number of contracts	Value
Written Options (continued)
Calls (continued)
Williams Cos., Inc. (The),
Expires 02/17/17,
Strike Price $30.00	(600)	$(17,400)
Williams Cos., Inc. (The),
Expires 02/24/17,
Strike Price $30.00	(1,100)	(44,550)
Williams Cos., Inc. (The),
Expires 03/03/17,
Strike Price $30.00	(50)	(2,500)
Williams Partners LP,
Expires 02/17/17,
Strike Price $40.00	(600)	(60,000)
Williams Partners LP,
Expires 02/17/17,
Strike Price $42.50	(450)	(11,250)
Williams Partners LP,
Expires 03/17/17,
Strike Price $40.00	(400)	(60,000)
Williams Partners LP,
Expires 03/17/17,
Strike Price $42.50	(708)	(42,480)
Williams Partners LP,
Expires 06/16/17,
Strike Price $42.50	(800)	(84,000)
Written Put Option
Antero Midstream Partners LP,
Expires 02/17/17,
Strike Price $25.00	(50)	(2,500)
Antero Midstream Partners LP,
Expires 02/17/17,
Strike Price $30.00	(450)	(6,750)
Antero Midstream Partners LP,
Expires 03/17/17,
Strike Price $25.00	(150)	(4,500)
Antero Midstream Partners LP,
Expires 03/17/17,
Strike Price $30.00	(100)	(3,500)
Antero Midstream Partners LP,
Expires 06/16/17,
Strike Price $25.00	(250)	(10,625)
Crestwood Equity Partners LP,
Expires 02/17/17,
Strike Price $22.50	(50)	(625)
Crestwood Equity Partners LP,
Expires 04/21/17,
Strike Price $22.50	(50)	(2,500)
Energy Transfer Equity LP,
Expires 02/03/17,
Strike Price $18.00	(100)	(5,000)
Energy Transfer Equity LP,
Expires 02/10/17,
Strike Price $18.00	(400)	(26,200)
Enterprise Products Partners LP,
Expires 02/03/17,
Strike Price $27.00	(500)	(2,500)
Enterprise Products Partners LP,
Expires 02/03/17,
Strike Price $28.00	(650)	(6,500)

Security Description	Number of contracts	Value
Written Options (continued)
Written Put Option (continued)
Enterprise Products Partners LP,
Expires 02/10/17,
Strike Price $27.00	(400)	$(4,000)
Enterprise Products Partners LP,
Expires 02/17/17,
Strike Price $27.00	(500)	(6,000)
Enterprise Products Partners LP,
Expires 03/17/17,
Strike Price $27.00	(550)	(16,500)
Enterprise Products Partners LP,
Expires 03/17/17,
Strike Price $28.00	(550)	(35,750)
Kinder Morgan, Inc.,
Expires 02/03/17,
Strike Price $21.00	(250)	(500)
Kinder Morgan, Inc.,
Expires 02/03/17,
Strike Price $21.50	(125)	(750)
Kinder Morgan, Inc.,
Expires 02/03/17,
Strike Price $22.00	(600)	(4,800)
Kinder Morgan, Inc.,
Expires 02/10/17,
Strike Price $21.00	(200)	(1,200)
Kinder Morgan, Inc.,
Expires 02/10/17,
Strike Price $21.50	(400)	(5,600)
Kinder Morgan, Inc.,
Expires 02/17/17,
Strike Price $21.00	(297)	(2,376)
Kinder Morgan, Inc.,
Expires 02/17/17,
Strike Price $21.50	(50)	(1,050)
Kinder Morgan, Inc.,
Expires 02/24/17,
Strike Price $21.00	(300)	(6,000)
Kinder Morgan, Inc.,
Expires 03/03/17,
Strike Price $21.00	(150)	(2,625)
Kinder Morgan, Inc.,
Expires 03/10/17,
Strike Price $21.00	(600)	(16,800)
Magellan Midstream Partners LP,
Expires 02/17/17,
Strike Price $72.50	(362)	(3,620)
Magellan Midstream Partners LP,
Expires 03/17/17,
Strike Price $72.50	(450)	(14,625)
Magellan Midstream Partners LP,
Expires 04/21/17,
Strike Price $72.50	(546)	(40,950)
Magellan Midstream Partners LP,
Expires 04/21/17,
Strike Price $75.00	(300)	(36,000)
Marathon Petroleum Corp.,
Expires 02/17/17,
Strike Price $45.00	(550)	(39,050)

See Notes to the Schedules of Investments

Schedule of Investments - InfraCap MLP ETF

(continued)

January 31, 2017 (Unaudited)

Security Description	Number of contracts	Value
Written Options (continued)
Written Put Option (continued)
MPLX LP,
Expires 02/17/17,
Strike Price $35.00	(500)	$(16,250)
MPLX LP,
Expires 03/17/17,
Strike Price $35.00	(150)	(10,500)
MPLX LP,
Expires 03/17/17,
Strike Price $36.00	(315)	(30,712)
Shell Midstream Partners LP,
Expires 02/17/17,
Strike Price $28.00	(100)	(1,300)
Shell Midstream Partners LP,
Expires 03/17/17,
Strike Price $28.00	(50)	(1,000)
Shell Midstream Partners LP,
Expires 04/21/17,
Strike Price $28.00	(550)	(20,625)
Sunoco Logistics Partners LP,
Expires 02/17/17,
Strike Price $23.00	(300)	(4,500)
Sunoco Logistics Partners LP,
Expires 03/17/17,
Strike Price $23.00	(50)	(2,250)
Targa Resources Corp.,
Expires 02/17/17,
Strike Price $55.00	(100)	(8,750)
Tesoro Logistics LP,
Expires 02/17/17,
Strike Price $55.00	(150)	(12,000)
United States Natural Gas Fund LP,
Expires 02/03/17,
Strike Price $7.50	(550)	(1,650)
United States Natural Gas Fund LP,
Expires 02/03/17,
Strike Price $8.00	(1,100)	(27,500)
United States Natural Gas Fund LP,
Expires 02/10/17,
Strike Price $7.50	(1,100)	(12,100)
United States Natural Gas Fund LP,
Expires 02/17/17,
Strike Price $7.00	(250)	(1,250)
United States Natural Gas Fund LP,
Expires 02/17/17,
Strike Price $7.50	(1,050)	(15,750)
United States Natural Gas Fund LP,
Expires 02/17/17,
Strike Price $8.00	(1,500)	(60,000)
United States Natural Gas Fund LP,
Expires 02/24/17,
Strike Price $7.50	(100)	(2,000)
United States Natural Gas Fund LP,
Expires 02/24/17,
Strike Price $8.00	(1,150)	(49,450)
United States Natural Gas Fund LP,
Expires 03/03/17,
Strike Price $8.00	(1,400)	(68,600)

Security Description	Number of contracts	Value
Written Options (continued)
Written Put Option (continued)
United States Oil Fund LP,
Expires 02/03/17,
Strike Price $11.00	(1,250)	$(5,000)
United States Oil Fund LP,
Expires 02/10/17,
Strike Price $11.00	(1,500)	(16,500)
United States Oil Fund LP,
Expires 02/17/17,
Strike Price $10.50	(1,000)	(6,000)
United States Oil Fund LP,
Expires 02/17/17,
Strike Price $11.00	(1,500)	(24,000)
United States Oil Fund LP,
Expires 02/24/17,
Strike Price $11.00	(1,300)	(24,700)
United States Oil Fund LP,
Expires 03/03/17,
Strike Price $11.00	(1,100)	(27,500)
United States Oil Fund LP,
Expires 03/10/17,
Strike Price $11.00	(1,100)	(28,600)
Williams Partners LP,
Expires 02/17/17,
Strike Price $37.50	(250)	(7,500)
TOTAL WRITTEN OPTIONS - (1.0)%
(Premiums Received $2,047,776)		$(2,289,187)

*	Non-income producing security.
(1)	Substantially all the securities, or a portion thereof, have been pledged as collateral for line of credit borrowings, short sales and open written option contracts. The aggregate market value of the collateral at January 31, 2017 was $195,453,189.
(2)	Subject to written call options.
(3)	Illiquid securities.

See Notes to the Schedules of Investments

Notes to the Schedules of Investments
January 31, 2017 (Unaudited)

1.	ORGANIZATION

The ETFis Series Trust I (the “Trust”) was organized as a Delaware statutory trust on September 20, 2012 and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). BioShares Biotechnology Clinical Trials Fund, BioShares Biotechnology Products Fund, iSectors Post-MPT Growth ETF, Tuttle Tactical Management Multi-Strategy Income ETF, Tuttle Tactical Management U.S. Core ETF, Virtus Cumberland Municipal Bond ETF, Virtus Newfleet Multi-Sector Unconstrained Bond ETF, and InfraCap MLP ETF (each a “Fund”, and collectively the “Funds”) are presented herein.

2.	SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the summarized investment valuation policies described below.

Security Valuation

Security holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the New York Stock Exchange (“NYSE”) or NASDAQ, at the NYSE or NASDAQ Official Closing Price. If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith using procedures adopted by the Trust’s Board of Trustees.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

Purchased and written options contracts listed on exchanges are valued at their reported mean of bid and ask quotations; over-the- counter derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees of the Trust.

Fair Value Measurement

Accounting Standards Codification, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

•  Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•   Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•   Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of January 31, 2017 in valuing the Funds’ assets carried at fair value:

	BioShares Biotechnology Clinical Trials Fund	BioShares Biotechnology Products Fund	iSectors Post-MPT Growth ETF	Tuttle Tactical Management Multi-Strategy Income ETF	Tuttle Tactical Management U.S. Core ETF	Virtus Cumberland Municipal Bond ETF	Virtus Newfleet Multi-Sector Unconstrained Bond ETF	InfraCap MLP ETF
Assets
Level 1
Common Stocks	$19,810,845	$35,282,602	$–	$–	$–	$–	$–	$276,398,064
Securities Lending Collateral	5,379,676	8,276,788	–	–	–	–	–	–
Exchange Traded Funds	–	–	9,590,132	14,484,900	47,693,909	–	–	–
Money Market Fund	–	–	111,038	–	–	18,856,731	6,119,373	–
Purchased Options	–	–	–	–	–	–	–	–
Level 2
Corporate Bonds	–	–	–	–	–	–	79,252,651	–
Foreign Bonds	–	–	–	–	–	–	38,941,334	–
Term Loans	–	–	–	–	–	–	23,856,579	–
Mortgage Backed Securities	–	–	–	–	–	–	21,324,713	–
U.S. Treasury Note	–	–	–	–	–	–	18,514,449	–
Asset Backed Securities	–	–	–	–	–	–	10,879,616	–
Municipal Bond	–	–	–	–	–	8,065,871	1,599,256	–
Money Market Fund	–	–	–	–	–	–	–	–
Level 3
Term Loans							435,912
Liabilities
Level 1
Exchange Traded Funds	–	–	–	–	–	–	–	(10,959,073)
Written Options	–	–	–	–	–	–	–	(1,558,180)
Level 2
Written Options	–	–	–	–	–	–	–	(731,007)
Total	$25,190,521	$43,559,390	$9,701,170	$14,484,900	$47,693,909	$26,922,602	$200,923,883	$263,149,804

For significant movements between levels within the fair value hierarchy, each Fund adopted a policy of recognizing transfers at the end of the period. There were no transfers between levels during the period ended January 31, 2017, except for Virtus Newfleet Multi-Sector Unconstrained Bond ETF, which had $435,912 transferred from Level 2 to Level 3 and $341,323 transferred from Level 3 to Level 2 due to a change in data availability used in investment valuation.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period. The following summarizes inputs (level 3) used as of January 31, 2017:

Virtus Newfleet Multi-Sector Unconstrained Bond ETF
Balance as of October 31, 2016	$ 342,390
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(219)
Purchases	—
Sales	(848)
Transfers into Level 3	435,912
Transfers out of Level 3	(341,323)
Balance as of January 31, 2017	$ 435,912
Net change in unrealized appreciation (depreciation) from investments still held as of January 31, 2017:	$ —

.

3.	FEDERAL INCOME TAX

At January 31, 2017, the adjusted cost basis of investments and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Funds	Federal Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Other Derivatives Net Unrealized Appreciation (Depreciation)
BioShares Biotechnology Clinical Trials Fund	$29,784,307	$2,022,583	$(6,616,369)	$(4,593,786)	$ -
BioShares Biotechnology Products Fund	43,408,689	4,132,146	(3,981,445)	150,701	-
iSectors Post-MPT Growth ETF	9,446,809	271,694	(17,333)	254,361	-
Tuttle Tactical Management Multi-Strategy Income ETF	16,450,606	116,750	(2,082,456)	(1,965,706)	-
Tuttle Tactical Management U.S. Core ETF	51,506,188	357,569	(4,169,848)	(3,812,279)	-
Virtus Cumberland Municipal Bond ETF	26,939,418	7,231	(24,047)	(16,816)	-
Virtus Newfleet Multi-Sector Unconstrained Bond ETF	197,735,489	4,517,236	(1,328,842)	3,188,394	-
InfraCap MLP ETF	258,315,390	12,248,819	(5,125,218)	7,123,601	(241,411)

Late year ordinary losses incurred after December 31 within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the fiscal year ended October 31, 2016, the following Funds incurred and will elect to defer late year ordinary losses as follows:

Late-year Ordinary Losses
BioShares Biotechnology Clinical Trials Fund	$ 95,019
BioShares Biotechnology Products Fund	78,011

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETFis Series Trust I

By (Signature and Title)*	/s/	William J. Smalley
William J. Smalley, President and Principal Executive Officer
(Principal Executive Officer)

Date	3/31/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/	William J. Smalley
William J. Smalley, President and Principal Executive Officer
(Principal Executive Officer)

Date	3/31/2017

By (Signature and Title)*	/s/	Brinton W. Frith
Brinton W. Frith, Treasurer and Principal Financial Officer
(Principal Financial Officer)

Date 3/31/2017

* Print the name and title of each signing officer under his or her signature.